Commitments and contingencies (Details) - GBP (£) £ in Millions	Mar. 31, 2024	Mar. 31, 2023
Disclosure of contingent liabilities [line items]
Contracted for but not provided	£ 3,329	£ 3,035
Energy purchase commitments	14,175	19,194
Guarantees	3,366	2,226
Guarantee of subleases for US properties (expire up to 2040)
Disclosure of contingent liabilities [line items]
Guarantees	67	219
Guarantees of certain obligations of Eastern Green Link Joint Operations (various expiry dates)
Disclosure of contingent liabilities [line items]
Guarantees	2,465	0
Guarantees of certain obligations of Grain LNG (expire up to 2025)
Disclosure of contingent liabilities [line items]
Guarantees	32	32
Guarantees of certain obligations of National Grid North Sea Link Limited (various expiry dates)
Disclosure of contingent liabilities [line items]
Guarantees	271	281
Guarantees of certain obligations of St William Homes LLP (various expiry dates)
Disclosure of contingent liabilities [line items]
Guarantees	44	44
Guarantees of certain obligations of National Grid IFA 2 Limited (expected expiry 2024)
Disclosure of contingent liabilities [line items]
Guarantees	121	144
Guarantees of certain obligations of National Grid Viking Link Limited (expected expiry 2024)
Disclosure of contingent liabilities [line items]
Guarantees	243	1,185
Other guarantees and letters of credit (various expiry dates)
Disclosure of contingent liabilities [line items]
Guarantees	123	321
Less than 1 year
Disclosure of contingent liabilities [line items]
Energy purchase commitments	1,244	1,391
In 1 to 2 years
Disclosure of contingent liabilities [line items]
Energy purchase commitments	982	985
In 2 to 3 years
Disclosure of contingent liabilities [line items]
Energy purchase commitments	1,062	1,057
In 3 to 4 years
Disclosure of contingent liabilities [line items]
Energy purchase commitments	941	912
In 4 to 5 years
Disclosure of contingent liabilities [line items]
Energy purchase commitments	866	929
More than 5 years
Disclosure of contingent liabilities [line items]
Energy purchase commitments	£ 9,080	£ 13,920